Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2021
Disclosure of contingent liabilities [abstract]
Summary of Significant Unrecognized Commitments

The following table summarizes the Company’s significant unrecognized commitments as of March 31, 2021:

	2021	2022	2023	2024	2025	Total
	$	$	$	$	$	$
Exploration License (Silver City Project) - cash	79	158	-	-	-	237
Exploration License (Silver City Project) - shares	335	492			-	827
Concession holding fees	411	675	618	692	692	3,088
	825	1,325	618	692	692	4,152